Investment securities	12 Months Ended
Dec. 31, 2014
Investment securities
16 Investment securities
end of	2014	2013
Investment securities (CHF million)
Securities available-for-sale	2,791	2,987
Total investment securities	2,791	2,987
Investment securities by type
end of	2014				2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	286	18	0	304	389	15	2	402
Debt securities issued by foreign governments	2,020	47	1	2,066	1,350	39	1	1,388
Corporate debt securities	313	0	0	313	590	16	0	606
Collateralized debt obligations	0	0	0	0	480	11	1	490
Debt securities available-for-sale	2,619	65	1	2,683	2,809	81	4	2,886
Banks, trust and insurance companies	73	25	0	98	74	18	0	92
Industry and all other	10	0	0	10	9	0	0	9
Equity securities available-for-sale	83	25	0	108	83	18	0	101
Securities available-for-sale	2,702	90	1	2,791	2,892	99	4	2,987
Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2014 (CHF million)
Debt securities issued by foreign governments	49	1	0	0	49	1
Debt securities available-for-sale	49	1	0	0	49	1
2013 (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	168	2	0	0	168	2
Debt securities issued by foreign governments	109	1	0	0	109	1
Collateralized debt obligations	10	1	0	0	10	1
Debt securities available-for-sale	287	4	0	0	287	4
Management determined that the unrealized losses on debt securities are primarily attributable to general market interest rate, credit spread or exchange rate movements. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.
Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	2014		2013		2012
	Debt securities	Equity securities	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	915	15	163	13	294	642
Realized gains	17	1	7	1	14	294
Realized losses	(1)	0	0	0	(2)	0
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2014 (CHF million)
Due within 1 year	874	884	2.23
Due from 1 to 5 years	1,531	1,569	0.87
Due from 5 to 10 years	206	221	1.30
Due after 10 years	8	9	2.00
Total debt securities	2,619	2,683	1.36

Bank
Investment securities
15 Investment securities
end of	2014	2013
Investment securities (CHF million)
Securities available-for-sale	2,379	1,627
Total investment securities	2,379	1,627
Investment securities by type
	2014				2013
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2014 (CHF million)
Debt securities issued by foreign governments	1,919	43	0	1,962	1,136	29	1	1,164
Corporate debt securities	309	0	0	309	262	0	0	262
Collateralized debt obligations	0	0	0	0	100	0	0	100
Debt securities available-for-sale	2,228	43	0	2,271	1,498	29	1	1,526
Banks, trust and insurance companies	72	25	0	97	74	18	0	92
Industry and all other	11	0	0	11	9	0	0	9
Equity securities available-for-sale	83	25	0	108	83	18	0	101
Securities available-for-sale	2,311	68	0	2,379	1,581	47	1	1,627
Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2013 (CHF million)
Debt securities issued by foreign governments	89	1	0	0	89	1
Debt securities available-for-sale	89	1	0	0	89	1
No significant impairment was recorded as the Bank does not intend to sell the investments, nor is it more likely than not that the Bank will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.
Proceeds from sales, realized gains and realized losses from available-for-sale securities
	2014		2013		2012
in	Debt securities	Equity securities	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	103	15	163	13	294	642
Realized gains	0	1	7	1	14	294
Realized losses	0	0	0	0	(2)	0
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2014 (CHF million)
Due within 1 year	850	859	2.22
Due from 1 to 5 years	1,378	1,412	0.75
Total debt securities	2,228	2,271	1.31